GOODWILL - Goodwill by segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill by segment
Goodwill	R$ 11,634,464	R$ 12,427,527	R$ 12,103,519	R$ 9,469,311
Brazil
Goodwill by segment
Goodwill	373,135	373,135	373,135
Special Steel
Goodwill by segment
Goodwill	3,844,314	4,111,619	3,828,841
North America
Goodwill by segment
Goodwill	R$ 7,417,015	R$ 7,942,773	R$ 7,901,543